Financial Assets and Financial Liabilities - Additional Information (Detail) $ / shares in Units, € in Thousands			1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 29, 2022 EUR (€)	Mar. 29, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€) Day Agreement	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($) $ / shares	Mar. 25, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities					€ 102,031		€ 102,031	€ 0
Gains (losses) on change in fair value of derivatives					39,300		40,400
Convertible Senior Notes					399,000		399,000
Fair Value of Convertible Notes					€ 400,800		400,800
Share price | $ / shares									$ (49)
Historical volatility for shares, measurement input [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities				10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities				10.00%
Share Price Measurement Input [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value							€ 18,800
Percentage of reasonably possible increase in unobservable input, liabilities					10.00%		10.00%		10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities					10.00%		10.00%		10.00%
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities										€ 142,500
Increase decrease in derivative financial liabilities fair value						€ 13,800
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares									$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings in arrears default payment start date							Oct. 01, 2022
Conversion rate per note | $ / shares									$ 6.0118
Principal amount | $		$ 575,000,000		$ 575,000,000
Borrowings redemption period							April 7, 2025
Borrowings condition for redemption							but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption							130.00%
Borrowings threshold trading days for redemption | Day							20
Borrowings threshold consecutive trading days for redemption | Agreement							30
Proceeds from issue of bonds, notes and debentures	€ 503,300	$ 557,900,000	€ 503,300	$ 557,900,000
Borrowings, maturity	April 1, 2028	April 1, 2028
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $									$ 1,000
Fixed interest rate [member] | Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Interest Rate		2.25%		2.25%	2.25%		2.25%		2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted Average Duration Of Marketable Securities Current							6 months 3 days	6 months 18 days
Weighted Average Duration Of Marketable Securities Noncurrent							15 months 6 days	17 months 15 days
Weighted Average Duration Of Marketable Securities							7 months 6 days	10 months 12 days